Juniata Valley Financial Corp. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2014
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEETS
(in thousands)
	December 31,
	2014	2013
ASSETS:
Cash and cash equivalents	$132	$365
Investment in bank subsidiary	44,437	44,589
Investment in unconsolidated subsidiary	4,369	4,172
Investment securities available for sale	1,225	1,127
Other assets	96	56
TOTAL ASSETS	$50,259	$50,309

LIABILITIES:
Accounts payable and other liabilities	$403	$325

STOCKHOLDERS' EQUITY	49,856	49,984
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$50,259	$50,309

Condensed Income Statement

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)
	Years Ended December 31,
	2014	2013	2012
INCOME:
Interest and dividends on investment securities available for sale	$32	$28	$41
Dividends from bank subsidiary	3,691	4,290	2,793
Income from unconsolidated subsidiary	236	237	249
Other non-interest income	1	-	-
TOTAL INCOME	3,960	4,555	3,083
EXPENSE:
Non-interest expense	132	140	80
TOTAL EXPENSE	132	140	80
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	3,828	4,415	3,003
Income tax expense	25	23	47
	3,803	4,392	2,956
Undistributed net income (loss) of subsidiary	413	(391)	692
NET INCOME	$4,216	$4,001	$3,648
COMPREHENSIVE INCOME	$3,678	$3,761	$4,485

Condensed Cash Flow Statement

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)
	Years Ended December 31,
	2014	2013	2012
Cash flows from operating activities:
Net income	$4,216	$4,001	$3,648
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net (income) loss of subsidiary	(413)	391	(692)
Net amortization of securities premiums	-	-	2
Equity in earnings of unconsolidated subsidiary, net of dividends of $48, $47 and $45	(188)	(190)	(204)
Stock-based compensation expense	47	30	25
Increase in other assets	(87)	(72)	(13)
Increase in taxes payable	65	87	127
Decrease in accounts payable and other liabilities	(20)	(7)	(2)
Net cash provided by operating activities	3,620	4,240	2,891

Cash flows from investing activities:
Purchases of available for sale securities	-	(252)	-
Proceeds from the maturity of available for sale investment securities	-	250	1,235
Net cash (used in) provided by investing activities	-	(2)	1,235

Cash flows from financing activities:
Cash dividends	(3,690)	(3,707)	(3,724)
Purchase of treasury stock	(222)	(445)	(360)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	59	48	151
Net cash used in financing activities	(3,853)	(4,104)	(3,933)

Net (decrease) increase in cash and cash equivalents	(233)	134	193
Cash and cash equivalents at beginning of year	365	231	38
Cash and cash equivalents at end of year	$132	$365	$231